Income Taxes (Reconciliation of the beginning and ending amounts of unrecognized tax benefits) (Details) $ in Millions	Mar. 31, 2016 USD ($)
Income Tax Disclosure [Line Items]
Opening Balance	$ 6,778
Closing Balance	$ 6,557